Short-term Investments - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Short-term Investments
Unrealized gains on investments under fair value option	¥ 2,034	¥ 2,223	¥ 12,029